Fixed assets, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Fixed assets, net

7. Fixed assets, net

Fixed assets consist of the following:

	At December 31,
	2024	2023	2022
	(In Euros)
Software (ERP Implementation)	€87,800	€87,800	€87,800
Computer	37,841	35,971	31,307
Furniture and fixtures	15,604	13,005	4,676
Total fixed assets	141,245	136,776	123,783
Less: accumulated depreciation and amotization	(98,323)	(53,799)	(12,144)
Fixed assets, net	€42,922	€82,977	€111,639

Fixed assets include software mainly related to customization and development of the information technology security infrastructure, and the new ERP system; computers, furniture, and fixtures of our office space in Milan, Italy.

There were no significant purchases, disposals, nor impairments during the periods.

Depreciation and amortization have been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives.